Condensed Statements of Comprehensive Income (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
General and administrative expense	$ 38,142	$ 44,317	$ 39,677
Total operating expenses	433,461	466,328	440,400
Loss from operations	222,684	194,426	143,866
Other income:
Net other expense	(164,180)	(138,151)	(121,506)
Income tax benefit	(1,948)	(2,025)	(1,618)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 56,724	$ 50,378	$ 19,365
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 0.99	$ 0.88	$ 0.34
Diluted	$ 0.99	$ 0.88	$ 0.34
Weighted average shares outstanding (in thousands):
Basic	57,349	57,200	56,845
Diluted	57,459	57,487	57,159
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	$ 110
Reclassification of realized gain on derivative instruments designated as cash flow hedges	7
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	56,649	$ 50,251	$ 19,572
Parent Company
Operating expenses:
General and administrative expense	4,089	4,083	3,568
Total operating expenses	4,089	4,083	3,568
Loss from operations	(4,089)	(4,083)	(3,568)
Other income:
Equity in net income of subsidiaries	60,813	54,461	22,933
Net other expense	60,813	54,461	22,933
Income before income tax	56,724	50,378	19,365
Income tax benefit	0	0	0
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 56,724	$ 50,378	$ 19,365
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 0.99	$ 0.88	$ 0.34
Diluted	$ 0.99	$ 0.88	$ 0.34
Weighted average shares outstanding (in thousands):
Basic	57,349	57,200	56,845
Diluted	57,459	57,487	57,159
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	$ (110)
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(7)
Foreign currency translation adjustments	42	$ (127)	$ 207
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 56,649	$ 50,251	$ 19,572